REAL ESTATE INVESTMENTS, NET - Dispositions (Q2) (Details)				3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 12, 2021 USD ($) ft²	Jan. 29, 2021 USD ($) ft²	Jan. 07, 2021 USD ($) ft²	Jun. 30, 2021 USD ($) ft²	Mar. 31, 2021 USD ($) ft²	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) ft²	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Real Estate [Line Items]
Rentable Square Feet | ft²				2,300,000			2,300,000		118,651
Contract Sale Price									$ 31,096,403
Gain (Loss) on Sale				$ 0		$ 0	$ 289,642	$ 0	$ 4,139,749	$ 0
Retail
Real Estate [Line Items]
Rentable Square Feet | ft²					42,896
Contract Sale Price					$ 13,714,188
Gain (Loss) on Sale					$ 289,642
Retail | Chevron Gas Station, Roseville property
Real Estate [Line Items]
Rentable Square Feet | ft²			3,300
Contract Sale Price			$ 4,050,000
Gain (Loss) on Sale			$ 228,769
Retail | EcoThrift
Real Estate [Line Items]
Rentable Square Feet | ft²		38,536
Contract Sale Price		$ 5,375,300
Gain (Loss) on Sale		$ 51,415
Retail | Chevron Gas Station, San Jose property
Real Estate [Line Items]
Rentable Square Feet | ft²	1,060
Contract Sale Price	$ 4,288,888
Gain (Loss) on Sale	$ 9,458